Taxation	12 Months Ended
Dec. 31, 2011
Taxation
Taxation

11.                 Taxation

(a)                    Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company and Ujia Cayman are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or Ujia Cayman to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

NetEase Interactive is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Hong Kong NetEase Interactive, NetEase Hong Kong, Ujia Hong Kong and StormNet IT HK are subject to 16.5% income tax for 2010 and 2011 on their taxable income generated from operation in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

In accordance with the “Income Tax Law of the People’s Republic of China concerning Foreign Investment Enterprises and Foreign Enterprises” (“the previous income tax laws”) prevailing prior to January 1, 2008, foreign invested enterprises were generally subject to a national and local enterprise income tax (“EIT”) at the statutory rates of 30% and 3%, respectively.

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law, under which Foreign Invested Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. Preferential tax treatments will continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”). The Enterprise Income Tax Law became effective on January 1, 2008.

The Enterprise Income Tax Law provides a five-year transition period for FIEs to gradually increase their tax rates to the uniform tax rate of 25% for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws. In addition, the Enterprise Income Tax Law provides grandfather treatment for enterprises which were qualified as HNTEs under the previous income tax laws and were established before March 16, 2007, if they continue to be recognized as HNTEs under the Enterprise Income Tax Law. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws.

NetEase Beijing was recognized as a HNTE under the Enterprise Income Tax Law and enjoyed a preferential tax rate of 15% from 2009 to 2011. In March 2011, NetEase Beijing was also approved as a Key Software Enterprise and enjoyed a preferential tax rate of 10% for fiscal year 2010; the Company recorded the resulting income tax reduction in its consolidated financials in 2011.

Guangzhou Interactive was recognized as a HNTE under the Enterprise Income Tax Law and enjoyed a preferential tax rate of 15% from 2009 to 2011. Furthermore, in December 2009, Guangzhou Interactive was also approved as Key Software Enterprise and enjoyed a preferential tax rate of 10% for fiscal year 2009.

For 2009 and 2010, Boguan was subject to a preferential tax rate of 12.5% as it was qualified for the Software Enterprise tax status in 2006 and subject to a 50% reduction to its EIT rate in 2009 and 2010. Furthermore, Boguan was qualified as Key Software Enterprise in December 2009 and therefore the preferential tax rate was decreased to 10% for fiscal year 2009.  In March 2011, Boguan was also approved as a Key Software Enterprise and enjoyed a preferential tax rate of 10% for fiscal year 2010; the Company recorded the resulting income tax reduction in its consolidated financials in 2011. For 2011, Boguan was subject to a preferential tax rate of 15% as it was qualified for the HNTE tax status.

NetEase Hangzhou was recognized as a Software Enterprise and HNTE in 2007. Accordingly, NetEase Hangzhou enjoyed a preferential tax rate of 12.5% from 2009 to 2011.

NetEase Beijing, Guangzhou Interactive, Boguan and NetEase Hangzhou have successfully renewed their HNTE qualifications in 2011, so all of the above entities will continue to enjoy a preferential tax rate of 15% from 2012 to 2013, which will be subjected to the annual examination from local authorities.

Guangzhou Information and Hangzhou Langhe were recognized as Software Enterprise in 2009 and 2010, respectively.  As 2010 was the first tax profit year for both entities, these companies were exempt from EIT for 2010 and 2011 and subject to a 50% reduction in their EIT rates from 2012 to 2014.

Wangyibao was recognized as Software Enterprise in 2011. It is exempt from EIT for 2011 and 2012 and subject to a 50% reduction in its EIT rate from 2013 to 2015.

The following table presents the increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2009, 2010 and 2011 (in thousands except per share data):

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
NetEase Beijing	70,582	32,293	38,105
Guangzhou Interactive	38,276	25,465	25,465
Boguan	130,904	137,188	132,650
NetEase Hangzhou	44,148	74,882	158,522
Guangzhou Information	—	67,421	146,257
Hangzhou Langhe	—	39,471	54,617
Wangyibao	—	—	3,416
Aggregate amount	283,910	376,720	559,032
Earnings per share effect, basic	0.09	0.12	0.17
Earnings per share effect, diluted	0.09	0.12	0.17

The following table sets forth the component of income tax expenses of the Company for the years ended December 31, 2009, 2010 and 2011 (in thousands):

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current tax expense	356,921	335,827	435,198
Deferred tax expense (benefit)	(43,060)	8,619	(42,442)
Income tax expenses	313,861	344,446	392,756

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31,
	2009	2010	2011
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	0.2	0.1	(0.1)
Effect due to loss of tax-exempt entities	0.4	2.1	1.4
Effect of lower tax rate applicable to Software Enterprises, Key software Enterprise and HNTEs	(13.1)	(12.9)	(15.5)
Change in valuation allowance	2.1	(0.9)	1.8
Income tax refund	—	—	(1.0)
Effect of changes in the tax status	—	—	(0.7)
Effective income tax rate	14.6	13.4	10.9

As of December 31, 2011, certain entities of the Group had net operating loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2012	22,663
Loss expiring in 2013	33,733
Loss expiring in 2014	46,233
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
338,781

Full valuation allowance was provided on the related deferred tax assets as management does not believe that sufficient positive evidence exists to conclude that recoverability of such deferred tax assets is more likely than not to be realized.

(b)                    Business tax, cultural development fee and value added tax

In China, business taxes are imposed by the government on the revenues reported by the selling entities for the provision of taxable services in China, transfer of intangible assets and the sale of immovable properties in China. The business tax rate varies depending on the nature of the revenues. The applicable business tax rate for the Company’s revenues generally ranges from 3% to 5%. The Company is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising services revenue.

The State Administration of Taxation (SAT) and the Ministry of Finance released the Circular on Issues Relating to Levying Urban Construction and Maintenance Tax and Education Surcharge on Foreign Enterprises (“Tax Circular”) in November 2010. Under the Tax Circular, urban maintenance and construction tax and education surcharges shall be collected based on value-added tax, consumption tax and business tax (hereinafter referred to as “Base Taxes”) of foreign-invested enterprises effective from December 1, 2010.  The Urban Maintenance and Construction Tax Regulations provides that :the urban maintenance and construction tax rates shall be: 7% for a taxpayer in a city, 5% for a taxpayer in a county town or town, and 1% for a taxpayer living in a place other than a city, county town or town.  And the Education Surcharge Provisions provides that all institutions and individuals who pay value-added tax and business tax, other than institutions who pay rural education surcharges pursuant to the Circular of the State Council on Raising Funds for Running Rural Schools, shall pay an education surcharge; and the education surcharge rate is 3%, based on value-added tax, business tax and excise tax actually paid by each institution or individual.  As a result, the tax rates applicable to the Company’s foreign-invested enterprises are 7% and 3% for the newly implemented Urban Maintenance and Construction Tax and Education Surcharge effective from December 1, 2010.  The new tax regulation is imposed on a prospective basis.

Pursuant to the Provision Regulation of the PRC on value added tax and its implementation rules, all entities engaged in the sale of goods in china are generally required to pay value added tax at a rate of 17.0% or other applicable value added tax rate implemented by the Provision Regulation of the gross sales proceeds received, less any creditable value added tax already paid or borne by the taxpayer.  Most of the Company’s operations are not subject to valued added tax, and the balance of value added tax payables/receivables were not material as of December 31, 2010 and 2011 and are expected to remain immaterial for the foreseeable future.

Since 1 January 2012, a pilot program of transition specified industries from being subject to Business Tax (“BT”) to Value Added Tax (“VAT”) formally commenced in Shanghai (“Pilot Program”). This round of Pilot Program starts with the “Transportation industry” and certain “Modern Service Industries”, which may possibly be extended to countrywide.  According to the implementation circulars released by the Ministry of Finance and the State Administration of Taxation on the Pilot Program, the “Modern Service Industries” includes research, development and technological services, information technology services, cultural innovation services, logistics support, lease of corporeal properties, attestation and consulting services.

In terms of the above implementation, the Pilot Program effects certain entities registered in Shanghai, which changes from the BT rate at 5% to the VAT rate at 6% after the credit of the input VAT from 2012.

The Company does not expect the Pilot Program to have significant impact on the consolidated financial statements for the year ended December 31, 2012.

(c)                   Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2010 and 2011 (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	30,042	66,108
Accruals	42,017	56,364
	72,059	122,472
Less: valuation allowance	—	(10,482)
Total	72,059	111,990

Deferred tax assets - Non-current:
Depreciation of fixed assets	1,530	2,586
Impairment of license rights	—	12,579
Net operating loss carry forward	18,625	62,265
	20,155	77,430
Less: valuation allowance	(18,625)	(74,844)
Total	1,530	2,586

Deferred tax liabilities - Non-current:
Withholding tax on the joint venture’s retained earnings (see Note 11 (d))	(1,455)	—

The Company does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the group is more likely than not to be realized. Consequently, the Company has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

		Provision
	Balance at	(write-back)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2009	10,984	31,346	42,330
2010	42,330	(23,705)	18,625
2011	18,625	66,701	85,326

(d)                   Withholding income tax

The new Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. Such withholding income tax was exempted under the previous income tax law. On February 22, 2008, the Ministry of Finance and State Administration of Taxation jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Based on the interpretation of the current tax laws, management believes that the Company and all its non-PRC subsidiaries are not considered as a “resident enterprise” in China for corporate income tax purposes, but it cannot be certain that the relevant PRC tax authorities will agree with this determination. Except for the foregoing withholding taxes, the Company’s non-PRC subsidiaries, which are currently all incorporated in Hong Kong, the British Virgin Islands or Cayman Islands are not subject to taxation on dividends they receive from the Company’s PRC subsidiaries.

The Company has accrued withholding tax on retained earnings, if any held by StormNet IT SH that it does not expect to permanently reinvest. For all other entities, the Company expects that its FIEs in China will indefinitely reinvest all post-2007 earnings such that no withholding tax is expected to be incurred. Accordingly, as of December 31, 2010 and 2011, deferred tax liabilities of RMB313.7 million and RMB493.0 million have not been recognized in respect of the retained earnings of its other entities in China for all post-2007 periods presented.